Lease obligations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Lease Obligations Beginning Balance	$ 11,099	$ 16,018
Additions Lease Obligations	389,049
Lease payments	(53,279)	6,367
Finance costs	11,980	1,317	$ 0
Foreign exchange adjustments	(9,031)	131
Lease Obligations Ending Balance	349,818	11,099
Camp Lease (Member)
Statement [Line Items]
Lease Obligations Beginning Balance	11,099	16,018
Additions Lease Obligations	0
Lease payments	(6,027)	(6,367)
Finance costs	900	1,317
Foreign exchange adjustments	(318)	131
Lease Obligations Ending Balance	5,654	11,099
Property Lease [Member]
Statement [Line Items]
Lease Obligations Beginning Balance	0	0
Additions Lease Obligations	389,049
Lease payments	(47,252)	0
Finance costs	11,080	0
Foreign exchange adjustments	(8,713)	0
Lease Obligations Ending Balance	$ 344,164	$ 0